Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Aggressive Model Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$12	0.11%
[1],[2]
Expenses Paid, Amount	$ 12	[1],[2]
Expense Ratio, Percent	0.11%	[1],[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Aggressive Model Portfolio returned 17.30%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 18.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.

Top detractors from performance:
↓	Underlying equity manager selection results detracted.
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	17.30	10.41	14.47
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	18.34	11.30	16.05
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,198,070,561
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 878,568
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,198,070,561
Total Number of Portfolio Holdings	23
Total Management Fee Paid	$878,568
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Aggressive Model Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$39	0.36%
[5],[6]
Expenses Paid, Amount	$ 39	[5],[6]
Expense Ratio, Percent	0.36%	[5],[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Aggressive Model Portfolio returned 17.04%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 18.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.

Top detractors from performance:
↓	Underlying equity manager selection results detracted.
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	17.04	10.14	14.20
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	18.34	11.30	16.05
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,198,070,561
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 878,568
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,198,070,561
Total Number of Portfolio Holdings	23
Total Management Fee Paid	$878,568
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Aggressive Model Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$11	0.10%
[9],[10]
Expenses Paid, Amount	$ 11	[9],[10]
Expense Ratio, Percent	0.10%	[9],[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio returned 15.29%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 15.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection in fixed income was a modest contribution.

Top detractors from performance:
↓	Underlying manager selection in equities was the leading detractor for the period.
↓	An underweight to international equities was a detractor as they outperformed US equities.
↓	A slight overweight to fixed income was also a detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	15.29	8.12	11.49
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	15.65	8.76	12.50
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,770,377,624
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 2,121,669
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,770,377,624
Total Number of Portfolio Holdings	29
Total Management Fee Paid	$2,121,669
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Aggressive Model Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$38	0.35%
[13],[14]
Expenses Paid, Amount	$ 38	[13],[14]
Expense Ratio, Percent	0.35%	[13],[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Moderately Aggressive Model Portfolio returned 15.01%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 15.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection in fixed income was a modest contribution.

Top detractors from performance:
↓	Underlying manager selection in equities was the leading detractor for the period.
↓	An underweight to international equities was a detractor as they outperformed US equities.
↓	A slight overweight to fixed income was also a detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	15.01	7.87	11.22
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	15.65	8.76	12.50
[15]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,770,377,624
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 2,121,669
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,770,377,624
Total Number of Portfolio Holdings	29
Total Management Fee Paid	$2,121,669
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderate Model Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$11	0.10%
[17],[18]
Expenses Paid, Amount	$ 11	[17],[18]
Expense Ratio, Percent	0.10%	[17],[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Moderate Model Portfolio Fund returned 13.56%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 14.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Exposure to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	Underlying manager selection results detracted overall, especially in international equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	13.56	6.76	9.32
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	14.15	6.73	9.73
[19]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,850,943,415
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,481,558
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,850,943,415
Total Number of Portfolio Holdings	30
Total Management Fee Paid	$1,481,558
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderate Model Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$37	0.35%
[21],[22]
Expenses Paid, Amount	$ 37	[21],[22]
Expense Ratio, Percent	0.35%	[21],[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Moderate Model Portfolio Fund returned 13.18%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 14.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Exposure to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	Underlying manager selection results detracted overall, especially in international equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	13.18	6.49	9.03
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	14.15	6.73	9.73
[23]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,850,943,415
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,481,558
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,850,943,415
Total Number of Portfolio Holdings	30
Total Management Fee Paid	$1,481,558
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Conservative Model Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$13	0.12%
[25],[26]
Expenses Paid, Amount	$ 13	[25],[26]
Expense Ratio, Percent	0.12%	[25],[26]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio returned 11.76%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 11.98%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor to relative performance as they outperformed developed market equities.
↑	Underlying manager selection in fixed income contributed to relative performance.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	An overweight to international fixed income was a detractor as that asset class underperformed U.S. fixed income.
↓	Underlying manager selection results detracted, primarily in U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	11.76	5.17	7.33
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	11.98	4.87	7.16
[27]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 484,321,243
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 399,916
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$484,321,243
Total Number of Portfolio Holdings	26
Total Management Fee Paid	$399,916
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Conservative Model Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$39	0.37%
[29],[30]
Expenses Paid, Amount	$ 39	[29],[30]
Expense Ratio, Percent	0.37%	[29],[30]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Moderately Conservative Model Portfolio returned 11.51%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 11.98%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor to relative performance as they outperformed developed market equities.
↑	Underlying manager selection in fixed income contributed to relative performance.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	An overweight to international fixed income was a detractor as that asset class underperformed U.S. fixed income.
↓	Underlying manager selection results detracted, primarily in U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	11.51	4.91	7.08
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	11.98	4.87	7.16
[31]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 484,321,243
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 399,916
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$484,321,243
Total Number of Portfolio Holdings	26
Total Management Fee Paid	$399,916
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[32]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Conservative Model Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$16	0.15%
[33],[34]
Expenses Paid, Amount	$ 16	[33],[34]
Expense Ratio, Percent	0.15%	[33],[34]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Conservative Model Portfolio Fund returned 9.39%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 7.30%, 17.15% and 9.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. fixed income and U.S. equities were the top contributors to absolute performance by virtue of weight and return.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income, led by high yield.
↑	An overweight allocation to international equities contributed as they outperformed U.S. equities.

Top detractors from performance:
↓	Underlying manager selection in the U.S. small cap equity space was a detractor.
↓	An overweight to international fixed income was a detractor as it underperformed U.S. fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	9.39	2.92	4.44
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Russell 3000 Index	17.15	13.15	18.49
Composite Benchmark†	9.32	2.34	3.72
[35]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 187,030,167
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 159,105
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$187,030,167
Total Number of Portfolio Holdings	19
Total Management Fee Paid	$159,105
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[36]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Conservative Model Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$42	0.40%
[37],[38]
Expenses Paid, Amount	$ 42	[37],[38]
Expense Ratio, Percent	0.40%	[37],[38]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Conservative Model Portfolio Fund returned 9.04%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 7.30%, 17.15% and 9.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. fixed income and U.S. equities were the top contributors to absolute performance by virtue of weight and return.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income, led by high yield.
↑	An overweight allocation to international equities contributed as they outperformed U.S. equities.

Top detractors from performance:
↓	Underlying manager selection in the U.S. small cap equity space was a detractor.
↓	An overweight to international fixed income was a detractor as it underperformed U.S. fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	9.04	2.65	4.16
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Russell 3000 Index	17.15	13.15	18.49
Composite Benchmark†	9.32	2.34	3.72
[39]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 187,030,167
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 159,105
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$187,030,167
Total Number of Portfolio Holdings	19
Total Management Fee Paid	$159,105
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[3]
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[7]
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[10]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[11]
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[14]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[15]
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[18]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[19]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[22]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[23]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[26]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[27]
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[30]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[31]
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[34]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[35]
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[38]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[39]
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

[40]
*	Does not include derivatives, except purchased options, if any.